Liquidity and Going Concern - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
Liquidity and Going Concern (Textual)
Operating bank accounts	$ 694
Securities held in the Trust Account	243,129,959
Working capital deficit	1,314,085
Deposit in trust amount	$ 1,630,000